Other Intangible Assets - Schedule of Amortization Expense (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Fiscal Year 2018	$ 435
Fiscal Year 2019	435
Fiscal Year 2020	435
Fiscal Year 2021	322
Fiscal Year 2022	94
Thereafter	58
Total	$ 1,779	$ 2,219